Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net loss	$ (9,925,337)	$ (542,938)	$ (467,693)
Items not affecting cash
Depletion	112,482	112,482	112,482
Impairment	9,352,640	0	0
Interest on shareholder loans	346,307	319,934	295,570
Accretion on decommissioning obligations	11,698	10,545	10,494
Unrealized foreign exchange (gain) loss	68,588	37,623	(125,515)
Operating cashflow before working capital movements	(33,621)	(62,354)	(174,662)
Change in non-cash working capital	47,795	55,080	(49,033)
Total cash used in operating activities	14,173	(7,273)	(223,695)
Financing activities
Decrease in restricted cash	(14,395)	2,156	20,552
Total cash provided by (used in) financing activities	(14,395)	2,156	20,552
Investing activities
Net exploration and evaluation expenditure	0	(93,383)	(141,960)
Total cash provided by (used in) investing activities	0	(93,383)	(141,960)
Increase (decrease) in cash	(222)	(98,500)	(345,103)
Foreign exchange gain (loss) on cash denominated in a foreign currency	0	(7,779)	3,177
Cash, beginning of year	15,341	121,620	463,546
Cash, end of year	15,118	15,341	121,620
Cash interest received	2,604	3,079	3,873
Taxes paid	$ (2,142)	$ (3,369)	$ 5,046